Consolidated statements of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	£ 149	£ 149	£ 776
Grant revenue	1,789	840	547
Total revenue	1,938	989	1,323
Research and development costs	(9,359)	(8,329)	(7,730)
Distribution costs, sales and marketing		(170)
Administrative costs	(4,394)	(4,266)	(3,245)
Impairment of intangible assets		(1,500)
Loss from operations	(11,815)	(13,276)	(9,652)
Finance income	2	415	1,337
Finance expense	(587)	(109)	(73)
Loss before tax	(12,400)	(12,970)	(8,388)
Taxation	2,032	1,265	2,227
Loss from continuing operations	(10,368)	(11,705)	(6,161)
Loss from discontinued operations net of tax	(4,662)	(4,359)	(14,001)
Loss for the year attributable to the owners of the parent	(15,030)	(16,064)	(20,162)
Items that will or may be reclassified subsequently to profit or loss when specific conditions are met:
Exchange gains/(losses) arising on translation of foreign operations	1,156	(1,233)	3,228
Exchange gain realised on disposal of subsidiaries	(3,842)
Total other comprehensive (loss)/income, net of tax	(2,686)	(1,233)	3,228
Total comprehensive loss attributable to the owners of the parent	£ (17,716)	£ (17,297)	£ (16,934)
Continuing operations
Basic and diluted loss per ordinary share - pence	£ 17	£ 23	£ 17
Discontinued operations
Basic and diluted loss per ordinary share - pence	£ 8	£ 8	£ 39